Share repurchase program (Narrative) (Detail) shares in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Share Repurchase Program [Table]
Amount invested to aquire own registered shares as part of the share repurchase program | $		$ 2,600
2018-2021
Share Repurchase Program [Table]
Maximum amount intended for the purchase of own registered shares as part of the share repurchase program | SFr	SFr 2,000
Shares aquired as part of the share repurchase program | shares	8	8	31
Amount invested to aquire own registered shares as part of the share repurchase program | $		$ 112	$ 364
From 2021
Share Repurchase Program [Table]
Maximum amount intended for the purchase of own registered shares as part of the share repurchase program | SFr	SFr 4,000
Shares aquired as part of the share repurchase program | shares	153	153
Amount invested to aquire own registered shares as part of the share repurchase program	SFr 2,294	$ 2,500